UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21357
                                   ---------

                FRANKLIN TEMPLETON LIMITED DURATION INCOME TRUST
                ------------------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 03/31
                         -----

Date of reporting period: 09/30/04
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 SEMIANNUAL REPORT                          |       INCOME
--------------------------------------------------------------------------------
                FRANKLIN TEMPLETON
          LIMITED DURATION INCOME TRUST
--------------------------------------------------------------------------------

                                   [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                  INVESTMENTS

                    FRANKLIN  o  Templeton  o  Mutual Series

                              FRANKLIN TEMPLETON INVESTMENTS

                              GAIN FROM OUR PERSPECTIVE

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities.
                              That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

 -------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
 -------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Not part of the semiannual report

CONTENTS

SEMIANNUAL REPORT

Franklin Templeton Limited Duration Income Trust ..........................    1

Performance Summary .......................................................    6

Annual Shareholders' Meeting ..............................................    7

Dividend Reinvestment Plan ................................................    8

Financial Highlights and Statement of Investments .........................   11

Financial Statements ......................................................   20

Notes to Financial Statements .............................................   23

Shareholder Information ...................................................   31

--------------------------------------------------------------------------------

SEMIANNUAL REPORT

FRANKLIN TEMPLETON
LIMITED DURATION INCOME TRUST

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Limited Duration Income Trust seeks to provide high, current income, with a secondary objective of capital appreciation to the extent possible, through a portfolio consisting primarily of high yield corporate bonds, floating rate bank loans and mortgage-and other asset-backed securities.

Dear Shareholder:

We are pleased to bring you Franklin Templeton Limited Duration Income Trust's semiannual report for the period ended September 30, 2004.

PERFORMANCE OVERVIEW

For the six months under review, Franklin Templeton Limited Duration Income Trust posted cumulative total returns of +3.20% based on net asset value and +1.95% based on market price. Share price, as measured by net asset value, decreased from $14.75 per share on March 31, 2004, to $14.60 at period-end, and the market price fell from $14.87 to $14.54 over the same period. You can find the Fund's performance data in the Performance Summary on page 6.

ECONOMIC AND MARKET OVERVIEW

Over the past six months, the confusing employment picture was a dominant topic. While the unemployment rate declined to 5.4% on September 30, 2004,

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 12.


                                                           Semiannual Report | 1
and there was some job growth, job creation according to the most recent nonfarm payroll statistics disappointed many market participants.(1) However, other sources, such as one from the National Federation of Independent Businesses (NFIB), showed stronger gains. The NFIB survey was particularly interesting, because small businesses historically have created about two-thirds of all new U.S. jobs.(2) As a result, many market participants believed that job growth was not accurately reflected in the nonfarm payroll numbers. During the period under review, more jobs combined with reductions in income tax, helped to increase consumers' disposable income and allowed them to continue spending. That spending kept the economy growing.

Increases in business spending also contributed to economic growth. After steadily declining in 2001 and 2002, business spending posted strong results during the period. For example, nonresidential investment spending increased 12.5% and 11.7% in the second and third quarters of 2004.(3) Historically low interest rates during the reporting period allowed many businesses the opportunity to refinance their old debt at more attractive levels. This helped enhance business operating performance, and corporate profits reflected this data. Many corporate debt products also benefited from this improvement. Productivity continued to grow, which helped businesses generate more goods and services without substantially raising inflation.

Although energy prices rose 4.7% for the six months under review, the core Consumer Price Index, a measure of inflation excluding food and energy costs, rose a more subdued 2.0% for the 12 months ended September 30, 2004.(1) Expected inflation is a key determinant of interest rates, and this environment contributed to the continued low level of interest rates during the period. The 10-year U.S. Treasury yield rose modestly from 3.86% at the beginning of the period to 4.14% on September 30, 2004.

In general, this overall environment of positive economic growth and relatively modest increases in interest rates benefited the more credit-sensitive sectors of the fixed income markets (such as corporate bonds and bank loans) while somewhat constraining returns for the more interest-rate sensitive sectors.

INVESTMENT STRATEGY

We invest in a diversified mix of fixed income securities, primarily high yield corporate bonds, senior secured floating rate bank loans, and mortgage- and

(1) Source: Bureau of Labor Statistics.

(2) Source: Dennis, William J., Jr., NFIB Research Foundation, "The Public Reviews Small Business," 8/04.

(3) Source: Bureau of Economic Analysis.


2 | Semiannual Report
other asset-backed securities. Our top-down analysis of macroeconomic trends combined with a bottom-up fundamental analysis of market sectors, industries and issuers drives our investment process. We seek to maintain a limited duration, or interest rate sensitivity, to moderate the impact that fluctuating interest rates might have on the Fund's fixed income portfolio. Within the corporate bond and bank loan sectors, we seek securities trading at reasonable valuations from issuers with characteristics such as strong market positions, stable cash flows, reasonable capital structures, supportive asset values, strong sponsorship and improving credit fundamentals. In the mortgage- and other asset-backed securities sector, we look to capture an attractive income stream and total return through our analysis of security prepayment assumptions, pricing inefficiencies, and underlying collateral characteristics.

MANAGER'S DISCUSSION

In terms of sector allocation, at period-end high yield corporate bonds continued to represent our largest sector weighting as we believed supportive fundamental credit trends should buoy performance for that sector. Our second largest sector weighting was in floating rate bank loans, which should also be beneficiaries of this improving credit cycle trend. Moreover, the floating-rate nature of this asset class generally makes leveraged loans more immune to rising interest rates. In fact, these loans typically offer higher nominal yields to investors as short-term interest rates rise, which they have experienced since June 2004. Finally, during the period, returns for our mortgage-backed securities (MBS) holdings were somewhat constrained by a modest interest rate rise, although that market's current yield allowed the sector to still post positive total returns.

The high yield corporate bond sector was the strongest performer in terms of total return during the period, as a declining default rate and the prospect for continued below-average defaults supported bond prices. Consequently, valuations became richer during the period, with this sector's average yield spread over Treasuries falling from 5.0% at the beginning of the period to 4.3% by period-end. Even though valuations were somewhat rich compared with longer-term averages, we looked favorably on the fundamental credit trends for high yield issuers, and therefore, still found attractive value in this sector. Overall, our high yield corporate bond weighting rose moderately during the period, resulting from select purchases and outperformance relative to the Fund's other sector holdings.

Over the past six months, demand in the leveraged bank loan market remained relatively strong as money continued to flow into that asset class. Much of the strong demand came from investors anticipating the Federal

PORTFOLIO BREAKDOWN
Based on Total Investments as of 9/30/04*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

High Yield Corporate Bonds                                                39.3%

Floating Rate Loans                                                       26.5%

Mortgage-Backed Securities                                                20.4%

Other Asset-Backed Securities                                              7.1%

Foreign Government & Agency Securities                                     2.9%

Investment Grade Corporate Bonds                                           0.8%

Preferred Stock                                                            0.8%

Short-Term Investments & Other Net Assets                                  2.2%

* Total investments include long-term and short-term investments and other net assets excluding preferred stock issued by the Fund.


                                                           Semiannual Report | 3

DIVIDEND DISTRIBUTIONS*
4/1/04-9/30/04

--------------------------------------------------------------------------------
MONTH                                                 DIVIDEND PER COMMON SHARE
--------------------------------------------------------------------------------
April                                                                9.88 cents
--------------------------------------------------------------------------------
May                                                                  9.88 cents
--------------------------------------------------------------------------------
June                                                                 9.88 cents
--------------------------------------------------------------------------------
July                                                                 9.88 cents
--------------------------------------------------------------------------------
August                                                               9.88 cents
--------------------------------------------------------------------------------
September                                                            9.88 cents
--------------------------------------------------------------------------------
TOTAL                                                               59.28 CENTS
--------------------------------------------------------------------------------

* All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Reserve Board would increase short-term interest rates and thereby positively impact the yield offered by floating rate leveraged loans. Fueled by increasing merger and acquisition activity, institutional loan new issuance was robust, the highest level seen in the last five years, but was absorbed well by the market. In terms of valuations, institutional loan spreads above the London InterBank Offered Rate (LIBOR) remained near historical lows. Moreover, the strong demand for loans gave borrowers additional flexibility with many loans repricing to lower spreads. Although a rising proportion of lower-rated new issues may present credit problems in the future, overall fundamental credit trends remained generally favorable, with rising corporate earnings and generally good corporate liquidity. Given supportive fundamental credit trends, somewhat offset by historically rich valuations, the Fund's loan exposure remained relatively unchanged during the period as our incremental demand for loans was offset by a number of paydowns and refinancings. During the period under review, the floating rate bank loan market, where the Fund held 26.5% of total investments at period-end, remained strong, benefiting our underlying holdings within the sector.

Over the period, market interest rates gyrated, reflecting changing expectations for economic growth and potential inflation. In the mortgage-backed sector, our research guided us to the opportunity to move current positions toward higher coupon issues. We reallocated out of some 5.0% coupon, 30-year maturity MBS into the 5.5% and 6.0% coupon range. These higher coupon positions offered less price risk as interest rates rose. We also looked to investing in more specified pool securities. One sector of the specified pool market where we increased allocation was MBS backed by mortgages with relatively low loan balances. We believed that the borrowers behind these loans had reduced incentive to refinance their loans. We also looked to some higher quality mortgage related-securities to help add yield as these securities typically carry a yield premium over their government-guaranteed counterparts. With a modest rise in intermediate-term interest rates, offset by the current yield offered in the sector, mortgages were able to provide positive total returns during the six-month period. Overall, our weighting in mortgages and other asset-backed securities remained relatively flat during the period.


4 | Semiannual Report

Thank you for your continued participation in Franklin Templeton Limited Duration Income Trust. We look forward to serving your future investment needs.

Sincerely,

[PHOTO OMITTED]

/s/ Christopher J. Molumphy
    -----------------------
    Christopher J. Molumphy, CFA


[PHOTO OMITTED]

/s/ Richard S. Hsu
    --------------
    Richard S. Hsu, CFA


[PHOTO OMITTED]

/s/ Eric G. Takaha
    --------------
    Eric G. Takaha, CFA


[PHOTO OMITTED]

/s/ Roger A. Bayston
    ----------------
    Roger A. Bayston, CFA

    Portfolio Management Team
    Franklin Templeton Limited Duration Income Trust

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 5

PERFORMANCE SUMMARY AS OF 9/30/04

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses. All total returns include reinvested distributions according to the terms specified in the Fund's dividend reinvestment plan and do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases.

PRICE AND DISTRIBUTION INFORMATION(1)


--------------------------------------------------------------------------------------------
                                                     CHANGE   9/30/04         3/31/04
--------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                -$0.15    $14.60          $14.75
--------------------------------------------------------------------------------------------
Market Price (AMEX)                                  -$0.33    $14.54          $14.87
--------------------------------------------------------------------------------------------
DISTRIBUTIONS (4/1/04-9/30/04)
--------------------------------------------------------------------------------------------
Dividend Income                      $0.5928
--------------------------------------------------------------------------------------------

PERFORMANCE(1)

--------------------------------------------------------------------------------------------
                                                                          COMMENCEMENT OF
                                                    6-MONTH    1 YEAR   OPERATIONS (8/27/03)
--------------------------------------------------------------------------------------------
Cumulative Total Return(2)
--------------------------------------------------------------------------------------------
  Based on change in NAV                              +3.20%    +9.12%         +10.57%
--------------------------------------------------------------------------------------------
  Based on change in market price                     +1.95%    +5.48%          +5.20%
--------------------------------------------------------------------------------------------
Average Annual Total Return(2)
--------------------------------------------------------------------------------------------
  Based on change in NAV                              +3.20%    +9.12%          +9.62%
--------------------------------------------------------------------------------------------
  Based on change in market price                     +1.95%    +5.48%          +4.74%
--------------------------------------------------------------------------------------------
    Distribution Rate(3)             8.15%
--------------------------------------------------------------------------------------------

PERFORMANCE DATA SHOWN REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MORE CURRENT PERFORMANCE, CALL FRANKLIN TEMPLETON INVESTMENTS AT 1-800/342-5236.

ENDNOTES

INTEREST RATE MOVEMENTS AND MORTGAGE PREPAYMENTS MAY AFFECT THE FUND'S SHARE PRICE AND YIELD. THE RISKS ASSOCIATED WITH HIGHER-YIELDING, LOWER-RATED SECURITIES INCLUDE HIGHER RISK OF DEFAULT AND LOSS OF PRINCIPAL.

(1) Figures are for common shares.

(2) Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated.

(3) Distribution rate is based on an annualization of the 9.88 cent per share September dividend and the AMEX closing price of $14.54 per share on 9/30/04.


6 | Semiannual Report

ANNUAL SHAREHOLDERS' MEETING

SEPTEMBER 8, 2004

At an annual Meeting of Shareholders of Franklin Templeton Limited Duration Income Trust (the "Fund") held on September 8, 2004, shareholders approved the following:

Regarding the proposal to elect nominees for Trustees:

-----------------------------------------------------------------------------------------------------
                                         % OF                                    % OF
                          SHARES      OUTSTANDING      % OF      WITHHELD OR  OUTSTANDING     % OF
TRUSTEES                    FOR          SHARES        VOTED       ABSTAIN       SHARES       VOTED
-----------------------------------------------------------------------------------------------------
Frank H. Abbott, III  23,347,893.308     87.596%       98.957%   246,101.000     0.923%       1.043%
-----------------------------------------------------------------------------------------------------
Harris J. Ashton      23,358,188.308     87.635%       99.001%   235,806.000     0.885%       0.999%
-----------------------------------------------------------------------------------------------------
Martin L. Flanagan    23,378,234.308     87.710%       99.086%   215,760.000     0.809%       0.914%
-----------------------------------------------------------------------------------------------------


                                                           Semiannual Report | 7

DIVIDEND REINVESTMENT PLAN

The Fund's Dividend Reinvestment Plan (the "Plan") offers you a prompt and simple way to reinvest dividends and capital gain distributions ("Distributions") in shares of the Fund. PFPC, Inc. (the "Agent"), P.O. Box 43027, Providence, RI 02940-3027, will act as your Agent in administering the Plan. The Agent will open an account for you under the Plan in the same name as your outstanding shares are registered. The complete Terms and Conditions of the Dividend Reinvestment Plan are contained in the Fund's Dividend Reinvestment Plan Brochure. A copy of that Brochure may be obtained from the Fund at the address on the back cover of this report.

You are automatically enrolled in the Plan unless you elect to receive Distributions in cash. If you own shares in your own name, you should notify the Agent, in writing, if you wish to receive Distributions in cash.

If the Fund declares a Distribution, you, as a participant in the Plan, will automatically receive an equivalent amount of shares of the Fund purchased on your behalf by the Agent.

If on the payment date for a Distribution, the net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions, the Agent shall receive newly issued shares, including fractions, from the Fund for your account. The number of additional shares to be credited shall be determined by dividing the dollar amount of the Distribution by the greater of the net asset value per share on the payment date, or 95% of the then current market price per share.

If the net asset value per share exceeds the market price plus estimated brokerage commissions on the payment date for a Distribution, the Agent (or a broker-dealer selected by the Agent) shall try, for a purchase period of 30 days, to apply the amount of such Distribution on your shares (less your pro rata share of brokerage commissions incurred) to purchase shares on the open market. The weighted average price (including brokerage commissions) of all shares it purchases shall be your allocated price per share. If, before the Agent has completed its purchases, the market price plus estimated brokerage commissions exceeds the net asset value of the shares as of the payment date, the purchase price the Agent paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if such Distribution had been paid in shares issued by the Fund. Participants should note that they will not be able to instruct the Agent to purchase shares at a specific time or at a specific price. The Agent may make open-market purchases on any securities exchange where shares are traded, in the over-the-counter market or in negotiated transactions, and may be on such terms as to price, delivery and otherwise as the Agent shall determine.


8 | Semiannual Report

The market price of shares on a particular date shall be the last sales price on the American stock exchange, or, if there is no sale on the exchange on that date, then the mean between the closing bid and asked quotations on the exchange on such date. The net asset value per share on a particular date shall be the amount most recently calculated by or on behalf of the Fund as required by law. The Agent shall at all times act in good faith and agree to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Agent's negligence, bad faith, or willful misconduct or that of its employees. Your uninvested funds held by the Agent will not bear interest. The Agent shall have no responsibility for the value of shares acquired. For the purpose of cash investments, the Agent may commingle your funds with those of other participants of the same Fund.

There is no direct charge to participants for reinvesting Distributions, since the Agent's fees are paid by the Fund. However, when shares are purchased in the open market, each participant will pay a pro rata portion of any brokerage commissions incurred. If you elect by notice to the Agent to have it sell part or all of your shares and remit the proceeds, the Agent will deduct brokerage commissions from the proceeds.

The automatic reinvestment of Distributions does not relieve you of any taxes that may be payable on Distributions. In connection with the reinvestment of Distributions, shareholders generally will be treated as having received a Distribution equal to the cash Distribution that would have been paid.

The Agent will forward to you any proxy solicitation material and will vote any shares so held for you first in accordance with the instructions set forth on proxies you return to the Fund, and then with respect to any proxies you do not return to the Fund in the same portion as the Agent votes proxies the participants return to the Fund.

As long as you participate in the Plan, the Agent will hold the shares it has acquired for you in safekeeping, in its name or in the name of its nominee. This convenience provides added protection against loss, theft or inadvertent destruction of certificates. However, you may request that a certificate representing your Plan shares be issued to you. Upon your written request, the Agent will deliver to you, without charge, a certificate or certificates for the full shares. The Agent will send you a confirmation of each acquisition made for your account as soon as practicable, but not later than 60 days after the


                                                           Semiannual Report | 9
acquisition date. Although from time to time you may have an undivided fractional interest in a share of the Fund, no certificates for a fractional share will be issued. Distributions on fractional shares will be credited to your account. If you terminate your account under the Plan, the Agent will adjust for any such undivided fractional interest in cash at the market value of shares at the time of termination.

You may withdraw from the Plan at any time, without penalty, by notifying the Agent in writing at the address above or by telephone at 1-800/331-1710. Such termination will be effective with respect to a Distribution if the Agent receives your notice prior to the Distribution record date. The Agent or the Fund may terminate the Plan upon notice to you in writing mailed at least 30 days prior to any record date for the payment of any Distribution. Upon any termination, the Agent will issue, without charge, stock certificates for all full shares you own and will convert any fractional shares you hold at the time of termination to cash at current market price and send you a check for the proceeds.

The Fund or the Agent may amend the Plan. You will receive written notice at least 30 days before the effective date of any amendment.


10 | Semiannual Report

FRANKLIN TEMPLETON

LIMITED DURATION INCOME TRUST

FINANCIAL HIGHLIGHTS

                                                                       ----------------------------------
                                                                        SIX MONTHS ENDED     PERIOD ENDED
                                                                       SEPTEMBER 30, 2004      MARCH 31,
                                                                           (UNAUDITED)          2004(f)
                                                                       ----------------------------------
PER COMMON SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...............................        $   14.75          $   14.33
                                                                       ----------------------------------

Income from investment operations:

  Net investment income(a) .........................................              .52                .53

  Net realized and unrealized gains (losses) .......................             (.03)               .63

  Dividends to preferred shareholders from net investment income(a)              (.05)              (.03)
                                                                       ----------------------------------
Total from investment operations ...................................              .44               1.13
                                                                       ----------------------------------
Less distributions to common shareholders from net investment income             (.59)              (.59)
                                                                       ----------------------------------
Offering costs charged to capital:

  Common shares ....................................................               --               (.03)

  Preferred shares .................................................               --               (.09)
                                                                       ----------------------------------
Total offering costs ...............................................               --               (.12)
                                                                       ----------------------------------
Net asset value, end of period .....................................        $   14.60          $   14.75
                                                                       ==================================
Market value, end of period(b) .....................................        $   14.54          $   14.87
                                                                       ==================================


Total return [based on market value per share](c) ..................             1.95%              3.16%


RATIOS/SUPPLEMENTAL DATA

Net assets applicable to common shares, end of period (000's) ......        $ 389,089          $ 393,125

Ratios to average net assets applicable to common shares:

  Expenses(d) ......................................................             1.34%              1.11%

  Net investment income(d) .........................................             7.22%              6.12%

Portfolio turnover rate ............................................            28.71%             45.08%

Portfolio turnover rate excluding mortgage dollar rolls(e) .........            28.71%             41.02%

Asset coverage per preferred share .................................        $  76,196          $  76,727

Liquidation preference per preferred share .........................        $  25,000          $  25,000

(a)   Based on average daily common shares outstanding.

(b)   Based on the last sale on the American Stock Exchange.

(c)   Total return is not annualized for periods less than one year.

(d)   Annualized.

(e)   See Note 1(d) regarding mortgage dollar rolls.

(f)   For the period August 27, 2003 (commencement of operations) to March 31,
      2004.


                     Semiannual Report | See notes to financial statements. | 11

FRANKLIN TEMPLETON

LIMITED DURATION INCOME TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
                                                                           COUNTRY        PRINCIPAL AMOUNT(d)       VALUE
----------------------------------------------------------------------------------------------------------------------------
BONDS 59.6%
COMMERCIAL SERVICES .9%
JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to
  5/17/07, 10.67% thereafter, 5/15/13 ...........................        United States         $4,300,000        $ 3,569,000
                                                                                                                 -----------

COMMUNICATIONS 8.0%
American Cellular Corp., senior note, 10.00%, 8/01/11 ...........        United States          4,000,000          3,260,000
MCI Inc., senior note, 5.908%, 5/01/07 ..........................        United States          1,108,000          1,101,075
MCI Inc., senior note, 6.688%, 5/01/09 ..........................        United States          2,000,000          1,932,500
MCI Inc., senior note, 7.735%, 5/01/14 ..........................        United States            950,000            902,500
Millicom International Cellular SA, senior note, 144A, 10.00%,
  12/01/13 ......................................................          Luxembourg           4,000,000          4,040,000
Nextel Communications Inc., senior note, 9.375%, 11/15/09 .......        United States          4,000,000          4,255,000
NTL Cable PLC, senior note, 144A, FRN, 6.61%, 10/15/12 ..........        United Kingdom         3,000,000          3,097,500
Qwest Services Corp., senior secured note, 144A, 13.50%,
  12/15/07 ......................................................        United States          4,000,000          4,570,000
Rural Cellular Corp., senior note, 9.875%, 2/01/10 ..............        United States          4,000,000          3,980,000
Time Warner Telecom Inc., senior note, 10.125%, 2/01/11 .........        United States          2,000,000          1,930,000
Time Warner Telecom Inc., senior note, 9.25%, 2/15/14 ...........        United States          2,000,000          2,000,000
                                                                                                                 -----------
                                                                                                                  31,068,575
                                                                                                                 -----------

CONSUMER DURABLES 1.6%
D. R. Horton Inc., senior note, 8.00%, 2/01/09 ..................        United States          4,000,000          4,560,000
True Temper Sports Inc., senior sub. note, 8.375%, 9/15/11 ......        United States          1,900,000          1,776,500
                                                                                                                 -----------
                                                                                                                   6,336,500
                                                                                                                 -----------

CONSUMER NON-DURABLES 3.3%
Del Monte Corp., senior sub. note, B, 9.25%, 5/15/11 ............        United States          4,000,000          4,420,000
Smithfield Foods Inc., senior note, 8.00%, 10/15/09 .............        United States          4,000,000          4,430,000
Stater Brothers Holdings, senior note, FRN, 5.38%, 6/15/10 ......        United States          4,000,000          4,080,000
                                                                                                                 -----------
                                                                                                                  12,930,000
                                                                                                                 -----------

CONSUMER SERVICES 15.9%
Advanstar Communications Inc., senior secured note, 10.75%,
  8/15/10 .......................................................        United States          4,000,000          4,450,000
Boyd Gaming Corp., senior sub. note, 8.75%, 4/15/12 .............        United States          4,000,000          4,480,000
Charter Communications Holdings II, senior note, 10.25%,
  9/15/10 .......................................................        United States          4,000,000          4,105,000
Clear Channel Communications Inc., senior note, 7.65%,
  9/15/10 .......................................................        United States          4,000,000          4,570,036
CSC Holdings Inc., senior note, 8.125%, 7/15/09 .................        United States          4,000,000          4,270,000
Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ...........        United States          3,903,000          4,605,540
DirecTV Holdings LLC, senior note, 8.375%, 3/15/13 ..............        United States          4,000,000          4,570,000
Inmarsat Finance PLC, senior note, 144A, 7.625%, 6/30/12 ........        United Kingdom         3,000,000          2,992,500
Lin Television Corp., senior note, 8.00%, 1/15/08 ...............        United States          4,000,000          4,220,000
Marquee Inc., senior note, 144A, FRN, 5.97%, 8/15/10 ............        United States          4,000,000          4,140,000
Park Place Entertainment Corp., senior sub. note, 9.375%,
  2/15/07 .......................................................        United States          4,000,000          4,470,000


12 | Semiannual Report

FRANKLIN TEMPLETON

LIMITED DURATION INCOME TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                             COUNTRY        PRINCIPAL AMOUNT(d)       VALUE
-------------------------------------------------------------------------------------------------------------------------------
BONDS (CONT.)
CONSUMER SERVICES (CONT.)
Paxson Communications Corp., senior secured note, 144A, FRN,
  4.35%, 1/15/10 ...................................................        United States         $3,500,000        $ 3,500,000
Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 .....        United States          1,000,000          1,030,000
Pinnacle Entertainment Inc., senior sub. note, B, 9.25%,
  2/15/07 ..........................................................        United States          2,077,000          2,139,310
Quebecor Media Inc., senior disc. note, zero cpn. to 7/15/06, 13.75%
  thereafter, 7/15/11 ..............................................            Canada             4,000,000          3,880,000
Royal Caribbean Cruises Ltd., senior note, 8.00%, 5/15/10 ..........        United States          4,000,000          4,525,000
                                                                                                                    -----------
                                                                                                                     61,947,386
                                                                                                                    -----------

ELECTRONIC TECHNOLOGY 2.3%
Solectron Corp., senior note, 9.625%, 2/15/09 ......................        United States          4,000,000          4,450,000
Xerox Corp., senior note, 9.75%, 1/15/09 ...........................        United States          4,000,000          4,680,000
                                                                                                                    -----------
                                                                                                                      9,130,000
                                                                                                                    -----------

HEALTH SERVICES 2.0%
Medcath Holdings Corp., senior note, 144A, 9.875%, 7/15/12 .........        United States          1,200,000          1,260,000
Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 ..............        United States          4,000,000          3,610,000
Vanguard Health Holding Co. II LLC, senior sub. note, 144A, 9.00%,
  10/01/14 .........................................................        United States          2,800,000          2,821,000
                                                                                                                    -----------
                                                                                                                      7,691,000
                                                                                                                    -----------

INDUSTRIAL SERVICES 2.6%
Allied Waste North America Inc., senior note, B, 8.50%, 12/01/08 ...        United States          2,000,000          2,180,000
Hanover Equipment Trust 01, A, senior secured note, 8.50%,
  9/01/08 ..........................................................        United States          4,000,000          4,320,000
URS Corp., senior note, 11.50%, 9/15/09 ............................        United States          3,000,000          3,465,000
                                                                                                                    -----------
                                                                                                                      9,965,000
                                                                                                                    -----------

NON-ENERGY MINERALS 1.1%
Ispat Inland ULC, senior secured note, FRN, 8.35%, 4/01/10 .........        United States          4,000,000          4,280,000
                                                                                                                    -----------

PROCESS INDUSTRIES 7.7%
Crown European Holdings SA, senior secured note, 10.875%,
  3/01/13 ..........................................................            France             4,000,000          4,670,000
Georgia-Pacific Corp., senior note, 9.375%, 2/01/13 ................        United States          4,000,000          4,730,000
Graham Packaging Co., senior disc. note, B, 10.75%, 1/15/09 ........        United States          1,000,000          1,042,500
Graham Packaging Co., senior sub. note, B, 8.75%, 1/15/08 ..........        United States          2,000,000          2,067,500
Huntsman ICI Holdings LLC, senior disc. note, zero cpn.,
  12/31/09 .........................................................        United States          6,000,000          3,210,000
Jefferson Smurfit Corp., senior note, 7.50%, 6/01/13 ...............        United States          4,000,000          4,240,000
Lyondell Chemical Co., senior secured note, B, 9.875%, 5/01/07 .....        United States          3,569,000          3,787,601
Nalco Co., senior note, 7.75%, 11/15/11 ............................        United States          2,000,000          2,130,000
Rhodia SA, senior note, 10.25%, 6/01/10 ............................            France             4,000,000          4,160,000
                                                                                                                    -----------
                                                                                                                     30,037,601
                                                                                                                    -----------


                                                          Semiannual Report | 13

FRANKLIN TEMPLETON

LIMITED DURATION INCOME TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------
                                                                      COUNTRY        PRINCIPAL AMOUNT(d)      VALUE
-----------------------------------------------------------------------------------------------------------------------
BONDS (CONT.)
PRODUCER MANUFACTURING 4.1%
Case New Holland Inc., senior note, 144A, 9.25%, 8/01/11 ..        United States        $ 4,000,000       $  4,500,000
Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ..........        United Kingdom         3,000,000          3,090,000
Milacron Escrow Corp., senior secured note, 144A, 11.50%,
  5/15/11 .................................................        United States          4,000,000          4,260,000
TRW Automotive Inc., senior note, 9.375%, 2/15/13 .........        United States          3,500,000          4,016,250
                                                                                                          ------------
                                                                                                            15,866,250
                                                                                                          ------------

REAL ESTATE INVESTMENT TRUSTS 1.2%
Host Marriott LP, senior note, 9.25%, 10/01/07 ............        United States          4,000,000          4,500,000
                                                                                                          ------------

TRANSPORTATION 2.4%
CP Ships Ltd., senior note, 10.375%, 7/15/12 ..............            Canada             4,000,000          4,600,000
Laidlaw International Inc., senior note, 10.75%, 6/15/11 ..        United States          4,000,000          4,585,000
                                                                                                          ------------
                                                                                                             9,185,000
                                                                                                          ------------

UTILITIES 6.5%
Calpine Corp., senior secured note, 144A, 8.50%, 7/15/10 ..        United States          4,000,000          3,080,000
Centerpoint Energy Inc., senior note, B, 7.25%, 9/01/10 ...        United States          4,000,000          4,424,948
Dynegy Holdings Inc., senior note, 8.75%, 2/15/12 .........        United States          1,000,000          1,045,000
Dynegy Holdings Inc., senior secured note, 144A, 9.875%,
  7/15/10 .................................................        United States          3,000,000          3,405,000
Edison Mission, senior note, 9.875%, 4/15/11 ..............        United States          4,000,000          4,680,000
El Paso Natural Gas Co., senior note, 7.625%, 8/01/10 .....        United States          4,000,000          4,300,000
Utilicorp United Inc., senior note, 9.95%, 2/01/11 ........        United States          4,000,000          4,420,000
                                                                                                          ------------
                                                                                                            25,354,948
                                                                                                          ------------
TOTAL BONDS (COST $225,879,859) ...........................                                                231,861,260
                                                                                                          ------------

U.S. GOVERNMENT AGENCIES/MORTGAGES 30.3%
FHLMC, 4.50%, 6/01/18 - 9/01/18 ...........................        United States          4,473,958          4,471,191
FHLMC, 5.00%, 9/01/18 - 6/01/34 ...........................        United States         26,684,345         26,746,676
FHLMC, 5.50%, 7/01/19 - 8/01/33 ...........................        United States          8,667,320          8,816,639
FHLMC, 6.00%, 7/01/28 - 9/01/33 ...........................        United States          7,309,939          7,566,145
FHLMC, 7.00%, 9/01/27 .....................................        United States          2,026,538          2,158,412
FHLMC, 8.00%, 1/01/31 .....................................        United States            763,639            830,699
FHLMC, 8.50%, 7/01/31 .....................................        United States          6,029,637          6,607,148
FNMA, 5.00%, 10/01/17 .....................................        United States          2,798,160          2,851,625
FNMA, 5.50%, 10/01/17 - 10/01/33 ..........................        United States         19,426,950         19,850,992
FNMA, 6.00%, 4/01/33 ......................................        United States          2,274,607          2,357,751
FNMA, 6.50%, 8/01/32 ......................................        United States          3,745,020          3,932,194
FNMA, 7.00%, 9/01/18 ......................................        United States            873,207            929,739
FNMA, 8.00%, 10/01/29 .....................................        United States            650,731            712,855
FNMA, 8.50%, 8/01/26 ......................................        United States            919,434          1,015,749
GNMA, 5.00%, 10/20/33 .....................................        United States          5,644,040          5,619,465


14 | Semiannual Report

FRANKLIN TEMPLETON

LIMITED DURATION INCOME TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
                                                                               COUNTRY        PRINCIPAL AMOUNT(d)       VALUE
--------------------------------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT AGENCIES/MORTGAGES (CONT.)
    GNMA, 5.50%, 6/15/33 .............................................       United States        $   960,076       $    979,044
    GNMA, 6.50%, 6/15/31 - 12/15/33 ..................................       United States         15,039,096         15,889,588
    GNMA, 7.00%, 1/20/24 - 12/20/30 ..................................       United States          4,312,197          4,595,137
    GNMA, 8.00%, 1/20/28 - 2/20/32 ...................................       United States            688,380            747,990
    GNMA II, 8.00%, 2/20/30 - 5/20/30 ................................       United States            962,215          1,045,656
                                                                                                                    ------------
    TOTAL U.S. GOVERNMENT AGENCIES/MORTGAGES (COST $116,083,695) .....                                               117,724,695
                                                                                                                    ------------

    ASSET-BACKED SECURITIES 10.6%
    Argent Securities Inc., Series 2003-W5, M4, 5.59%, 10/25/33 ......       United States          4,000,000          4,235,478
    GSR Mortgage Trust, Series 2003-AHL, B1, 5.84%, 10/25/33 .........       United States          5,000,000          5,141,514
    Merrill Lynch Mortgage Investors Inc., Series 2003-OPT1, B2,
      4.59%, 7/25/34 .................................................       United States          1,000,000          1,037,321
    Morgan Stanley ABS Capital, Series 2003-HE3, B1, 5.14%,
      10/25/33 .......................................................       United States          3,500,000          3,563,289
    Morgan Stanley ABS Capital, Series 2003-NC10, B1, 5.14%,
      10/25/33 .......................................................       United States          3,000,000          3,090,527
    Morgan Stanley Auto Loan Trust, Series 2003-HB1, D, 144A, 5.50%,
      4/15/11 ........................................................       United States          2,666,300          2,643,072
    Morgan Stanley Dean Witter Capital Trust I, Series 2003-NC3, B1,
      4.84%, 3/25/33 .................................................       United States          4,508,000          4,646,394
    New Century Home Equity Loan Trust, Series 2003-2, M3, 5.54%,
      1/25/33 ........................................................       United States          5,000,000          5,162,893
    Option One Mortgage Loan Trust, Series 2003-6, M5, 5.14%,
      11/25/33 .......................................................       United States          3,500,000          3,669,981
    Residential Asset Securities Corp., Series 2003-KS10, MII3, 4.39%,
      12/25/33 .......................................................       United States          1,500,000          1,550,149
    Specialty Underwriting and Residential Finance, Series 03-BC4,
      4.34%, 11/25/34 ................................................       United States          1,500,000          1,540,016
    Structured Asset Investment Loan Trust, Series 03-BC13, 4.59%,
      11/25/33 .......................................................       United States          3,340,000          3,391,308
    Structured Asset Investment Loan Trust, Series 2003-BC2, M3,
      5.09%, 4/25/33 .................................................       United States          1,471,000          1,495,899
                                                                                                                    ------------
    TOTAL ASSET-BACKED SECURITIES (COST $39,534,194) .................                                                41,167,841
                                                                                                                    ------------

(a) SENIOR FLOATING RATE INTERESTS 39.4%
    COMMERCIAL SERVICES 1.0%
    DS Waters Enterprises LP, Term Loan, 4.62 - 4.92%, 11/07/09 ......       United States          3,870,000          3,728,745
                                                                                                                    ------------

    COMMUNICATIONS 5.3%
    AAT Communications Corp., Term Loan B, 4.40 - 4.53%, 12/31/11 ....       United States          3,000,000          3,041,250
    Alec Holdings Inc., Term Loan B, 5.25%, 8/20/10 ..................       United States          2,977,500          3,007,894
    American Tower Corp., Term Loan B, 4.09%, 8/31/11 ................       United States            748,125            758,295
    Cincinnati Bell Inc., Term Loan D, 4.18 - 4.47%, 6/30/08 .........       United States          1,521,909          1,538,079
    Dobson Cellular Systems Inc., Term Loan, 5.17 - 5.36%, 3/31/10 ...       United States          2,970,000          2,954,779
    GCI Holdings Inc., Term Loan, 3.95%, 10/30/04 ....................       United States            712,753            720,722


                                                          Semiannual Report | 15

FRANKLIN TEMPLETON

LIMITED DURATION INCOME TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------
                                                                              COUNTRY        PRINCIPAL AMOUNT(d)      VALUE
-----------------------------------------------------------------------------------------------------------------------------
(a) SENIOR FLOATING RATE INTERESTS (CONT.)
    COMMUNICATIONS (CONT.)
    Nextel Finance (Nextel Communications Inc.), Term Loan E, 4.188%,
      12/15/10 .........................................................    United States         $1,985,000      $ 1,997,007
    Panamsat Corp., Term Loan B, 4.561%, 8/01/11 .......................    United States          4,000,000        4,006,876
    Spectrasite Communications Inc., Term Loan C, 3.68%, 2/22/07 .......    United States          2,640,904        2,668,396
                                                                                                                  -----------
                                                                                                                   20,693,298
                                                                                                                  -----------

    CONSUMER DURABLES 2.6%
    BRP Holdings LP, Term Loan, 4.46%, 12/18/10 ........................    United States          3,980,000        4,051,517
    Landsource Communities Development LLC, Term Loan B, 4.375%,
      3/31/10 ..........................................................    United States          1,000,000        1,015,625
    Sola International Inc., Term Loan, 4.48%, 12/05/09 ................    United States            975,000          988,406
    Solo Cup Co., Term Loan B, 4.21 - 4.475%, 2/23/11 ..................    United States          1,994,987        2,014,937
    Springs Industries Inc., Term Loan A, 5.25%, 3/05/07 ...............    United States          2,144,177        2,156,909
                                                                                                                  -----------
                                                                                                                   10,227,394
                                                                                                                  -----------

    CONSUMER NON-DURABLES 2.1%
    Atkins Nutritionals Inc., First Lien Term Loan, 5.23%, 11/21/09 ....    United States          1,895,000        1,681,813
    B&G Foods Inc., Term Loan, 4.94 - 7.00%, 9/03/09 ...................    United States            990,000          995,775
    Dole Food Inc., Term Loan D, 3.938 - 6.00%, 3/28/08 ................    United States            618,730          623,717
    Land O'Lakes Inc., Term Loan B, 4.73%, 10/11/08 ....................    United States            695,661          707,980
    Meow Mix Co., First Lien Term Loan, 6.12 - 6.20%, 8/21/09 ..........    United States          1,033,797        1,002,783
    Michael Foods Inc., Term Loan B, 3.84 - 4.214%, 11/21/10 ...........    United States            694,750          703,000
    Rayovac Corp., Term Loan C, 4.10 - 4.33%, 10/01/09 .................    United States            810,726          817,398
    Southern Wine & Spirits of America Inc., Term Loan B, 4.23%,
      6/21/08 ..........................................................    United States          1,682,847        1,703,882
                                                                                                                  -----------
                                                                                                                    8,236,348
                                                                                                                  -----------

    CONSUMER SERVICES 12.8%
    Alderwoods Group Inc., Term Loan B1, 4.42 - 6.50%, 8/19/10 .........    United States          1,452,180        1,466,281
    Alliance Gaming Corp., Term Loan B, 3.538%, 8/22/09 ................    United States          1,814,326        1,836,460
    Canwest Media Inc., Term Loan E, 4.065%, 5/15/09 ...................        Canada             1,506,093        1,524,528
    Charter Communications Operating LLC, Term Loan B, 4.92%,
      4/23/11 ..........................................................    United States          1,995,000        1,981,476
    Cinram International, Term Loan D, 4.80%, 9/30/09 ..................        Canada             3,804,698        3,844,647
    Dex Media West LLC, Term Loan B, 3.83 - 4.09%, 3/09/10 .............    United States          3,459,259        3,508,058
    DirecTV Holdings LLC, Term Loan, 3.63 - 3.82%, 3/06/10 .............    United States          1,651,837        1,654,149
    Emmis Operating Co., Term Loan B, 3.488%, 11/10/11 .................    United States          1,000,000        1,009,306
    Grapeclose Ltd. (Inmarsat), Term Loan B, 4.829 - 4.889%,
      10/10/10 .........................................................    United Kingdom         2,000,000        2,011,062
    Grapeclose Ltd. (Inmarsat), Term Loan C, 5.329 - 5.389%,
      10/10/11 .........................................................    United Kingdom         2,000,000        2,018,000
    Green Valley Ranch Gaming LLC, Term Loan B, 4.725%,
      12/05/10 .........................................................    United States            992,500        1,007,387
    Insight Midwest Holdings, Term Loan A, 3.25%, 6/30/09 ..............    United States          1,362,305        1,361,651
    Insight Midwest Holdings, Term Loan B, 4.75%, 12/31/09 .............    United States          2,014,775        2,043,038


16 | Semiannual Report

FRANKLIN TEMPLETON

LIMITED DURATION INCOME TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------
                                                                              COUNTRY       PRINCIPAL AMOUNT(d)     VALUE
-----------------------------------------------------------------------------------------------------------------------------
(a) SENIOR FLOATING RATE INTERESTS (CONT.)
    CONSUMER SERVICES (CONT.)
    MCC Iowa (Broadband), Term Loan B1, 4.17 - 4.48%, 9/12/10 ..........    United States         $1,995,000     $  2,013,011
    Medianews Group Inc., Term Loan C, 3.26 - 5.25%, 12/30/10 ..........    United States          2,312,386        2,318,792
    Metro-Goldwyn-Mayer Studios Inc., Term Loan B, 4.48%,
      4/30/11 ..........................................................    United States          1,500,000        1,506,000
    Primedia Inc., Term Loan B, 4.625%, 6/30/09 ........................    United States          1,695,509        1,639,981
    Rainbow National Services LLC, Term Loan B, 4.50%, 3/31/12 .........    United States          2,500,000        2,535,313
    Readers Digest Association, Term Loan B, 3.57%, 5/20/08 ............    United States            533,299          540,048
    Regal Cinemas Inc., Term Loan B, 4.225%, 11/10/10 ..................    United States          1,929,546        1,953,665
    Scientific Games Corp., Term Loan C, 4.34%, 12/31/09 ...............    United States          1,985,000        2,013,947
    Six Flags Theme Parks, Term Loan B, 4.19%, 6/30/09 .................    United States          3,612,716        3,643,201
    Warner Music, Term Loan B, 4.025 - 4.531%, 2/28/11 .................    United States          4,975,000        5,050,068
    Wyndham International Inc., Term Loan B, 6.625%, 6/30/06 ...........    United States          1,305,125        1,298,328
                                                                                                                 ------------
                                                                                                                   49,778,397
                                                                                                                 ------------

    ELECTRONIC TECHNOLOGY .7%
    AMI Semiconductor, Term Loan, 4.34%, 9/26/08 .......................    United States          2,673,000        2,703,071
                                                                                                                 ------------

    ENERGY MINERALS .3%
    Peabody Energy Corp., Term Loan B, 3.51 - 3.59%, 3/21/10 ...........    United States            994,962        1,004,435
                                                                                                                 ------------

    FINANCE 1.3%
    Conseco Inc., Term Loan, 5.333%, 6/22/10 ...........................    United States          2,000,000        2,030,327
    Newkirk Master LP, Term Loan, 6.079 - 6.475%, 11/24/06 .............    United States            845,551          853,478
    Refco Group Ltd. LLC, Term Loan B, 4.561%, 7/28/11 .................    United States          2,250,000        2,250,000
                                                                                                                 ------------
                                                                                                                    5,133,805
                                                                                                                 ------------

    HEALTH SERVICES 1.5%
    DaVita Inc., Term Loan B, 3.60 - 4.17%, 6/30/10 ....................    United States          3,654,698        3,693,814
    Multiplan Inc., Term Loan, 4.73%, 3/04/09 ..........................    United States            995,000        1,004,950
    Quintiles Transnational Corp., Term Loan B, 6.23%, 9/25/09 .........    United States            990,000        1,004,850
                                                                                                                 ------------
                                                                                                                    5,703,614
                                                                                                                 ------------

    HEALTH TECHNOLOGY .5%
    DJ Orthopedics LLC, Term Loan B, 3.938 - 4.25%, 6/03/09 ............    United States          1,925,000        1,946,656
                                                                                                                 ------------

    INDUSTRIAL SERVICES 1.8%
    Allied Waste North America Inc., Term Loan C, 4.63 - 4.67%,
      1/15/10 ..........................................................    United States            983,951          999,633
    Allied Waste North America Inc., Term Loan D, 4.10%, 1/15/10 .......    United States          1,967,902        1,997,596
    Washington Group, Synthetic Term Loan, 1.54%, 10/01/07 .............    United States          4,000,000        4,003,280
                                                                                                                 ------------
                                                                                                                    7,000,509
                                                                                                                 ------------

    NON-ENERGY MINERALS .5%
    St. Marys Cement Inc., Term Loan B, 3.975%, 11/24/09 ...............        Canada             1,989,987        2,005,535
                                                                                                                 ------------


                                                          Semiannual Report | 17

FRANKLIN TEMPLETON

LIMITED DURATION INCOME TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------
                                                                              COUNTRY       PRINCIPAL AMOUNT(d)      VALUE
-----------------------------------------------------------------------------------------------------------------------------
(a) SENIOR FLOATING RATE INTERESTS (CONT.)
    PROCESS INDUSTRIES 1.6%
    Berry Plastics, Term Loan C, 3.71%, 7/22/10 ........................    United States         $  867,425     $    878,630
    Kraton Polymers LLC, Term Loan B, 4.375 - 4.625%, 12/24/10 .........    United States            950,592          955,939
    Nalco Co., Term Loan B, 4.33 - 6.25%, 11/04/10 .....................    United States          3,375,628        3,419,416
    Rockwood Specialties Group Inc., Term Loan B, 4.21%, 7/30/11 .......    United States          1,000,000        1,007,891
                                                                                                                 ------------
                                                                                                                    6,261,876
                                                                                                                 ------------

    PRODUCER MANUFACTURING 3.3%
    Day International Group Inc., Term Loan D, 5.34 - 5.48%,
      1/01/10 ..........................................................    United States            896,431          904,835
    Itron Inc., Term Loan B, 4.25%, 11/24/10 ...........................    United States            943,446          953,077
    Masonite International Corp., Term Loan C2, 4.063%, 8/31/08 ........    United States            994,997        1,012,099
    Metaldyne (Masotech Inc.), Term Loan D, 5.875%, 12/31/09 ...........    United States          1,755,390        1,755,208
    Roper Industries Inc., Term Loan, 3.59 - 3.66%, 12/19/08 ...........    United States            962,500          976,937
    Sensus Metering Systems Inc., Term Loan, 4.891 - 4.921%,
      12/16/10 .........................................................    United States            985,000          997,313
(b) Trimas Corp., Term Loan B, 5.188%, 12/06/09 ........................    United States          2,304,833        2,324,760
    TRW Automotive Acquisition Corp., Term Loan A1, 3.625%,
      2/28/09 ..........................................................    United States          2,000,000        2,020,416
    TRW Automotive Acquisition Corp., Term Loan D1, 4.125%,
      2/28/11 ..........................................................    United States          1,990,000        2,025,655
                                                                                                                 ------------
                                                                                                                   12,970,300
                                                                                                                 ------------

    RETAIL TRADE 1.4%
    CSK Auto Inc., Term Loan C, 3.60%, 6/20/09 .........................    United States            497,500          500,236
(b) Jean Coutu Group PJC Inc., Term Loan B, 4.125%, 7/28/11 ............    United States          4,000,000        4,055,456
    Pantry Inc., Term Loan, 4.59%, 3/12/11 .............................    United States            668,763          678,854
                                                                                                                 ------------
                                                                                                                    5,234,546
                                                                                                                 ------------

    TECHNOLOGY SERVICES .1%
    Worldspan, Term Loan, 5.438 - 7.50%, 6/30/07 .......................    United States            561,481          563,587
                                                                                                                 ------------

    TRANSPORTATION .5%
    Laidlaw International Inc., Term Loan B, 5.59%, 6/17/09 ............    United States          1,898,990        1,930,739
                                                                                                                 ------------

    UTILITIES 2.1%
    AES Corp., Term Loan B, 4.00 - 4.25%, 4/30/08 ......................    United States            571,431          578,305
    Calpine Corp., Second Lien Term Loan, 6.89%, 7/15/07 ...............    United States          1,980,000        1,738,276
    Centerpoint Energy Inc., Term Loan B, 4.723%, 10/07/06 .............    United States          3,956,757        3,979,014
    Coleto Creek WLE LP, Term Loan C, 5.19%, 7/31/12 ...................    United States          2,000,000        2,025,834
                                                                                                                 ------------
                                                                                                                    8,321,429
                                                                                                                 ------------
    TOTAL SENIOR FLOATING RATE INTERESTS (COST $152,932,379) ...........                                          153,444,284
                                                                                                                 ------------


18 | Semiannual Report

FRANKLIN TEMPLETON

LIMITED DURATION INCOME TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                              COUNTRY       PRINCIPAL AMOUNT(d)         VALUE
----------------------------------------------------------------------------------------------------------------------------------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 4.2%
    Government of New Zealand, 8.00%, 11/15/06 ......................       New Zealand      $    3,600,000 NZD     $   2,521,934
    Kingdom of Norway, 6.75%, 1/15/07 ...............................          Norway            10,700,000 NOK         1,737,535
    Kingdom of Sweden, 8.00%, 8/15/07 ...............................          Sweden            10,900,000 SEK         1,689,184
    Kingdom of Thailand, 8.50%, 10/14/05 ............................         Thailand          120,000,000 THB         3,096,243
    Korea Treasury Bond, 6.90%, 1/16/07 .............................       South Korea       5,100,000,000 KRW         4,817,926
    New South Wales Treasury Corp., 6.50%, 5/01/06 ..................        Australia            3,300,000 AUD         2,442,684
                                                                                                                    -------------

    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
      (COST $16,190,113) ............................................                                                  16,305,506
                                                                                                                    -------------


                                                                                                -----------
                                                                                                   SHARES
                                                                                                -----------
    PREFERRED STOCK (COST $4,165,250) 1.1%
    HEALTH SERVICES
    Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 ........         Germany                 4,000             4,380,000
                                                                                                                    -------------
    TOTAL LONG TERM INVESTMENTS (COST $554,785,490) .................                                                 564,883,586
                                                                                                                    -------------

    SHORT TERM INVESTMENT (COST $12,754,960) 3.3%
(c) Franklin Institutional Fiduciary Trust Money Market Portfolio ...      United States         12,754,960            12,754,960
                                                                                                                    -------------
    TOTAL INVESTMENTS (COST $567,540,450) 148.5% ....................                                                 577,638,546
    PREFERRED SHARES (48.8)% ........................................                                                (190,000,000)
    OTHER ASSETS, LESS LIABILITIES .3% ..............................                                                   1,450,831
                                                                                                                    -------------
    NET ASSETS APPLICABLE TO COMMON SHARES 100.0% ...................                                               $ 389,089,377
                                                                                                                    =============

CURRENCY ABBREVIATIONS | AUD - Australian Dollar | KRW - South Korean Won  |  NOK - Norwegian Krone  |  NZD - New Zealand Dollar
                         SEK - Swedish Krona     | THB - Thai Baht

(a)   See Note 1(e) regarding senior floating rate interests.

(b) See Note 1(c) regarding securities purchased on a when-issued, delayed delivery or to-be-announced basis.

(c) See Note 8 regarding investments in Franklin Institutional Fiduciary Trust Money Market Portfolio.

(d)   The principal amount is stated in U.S. dollars unless otherwise indicated.


                     Semiannual Report | See notes to financial statements. | 19

FRANKLIN TEMPLETON

LIMITED DURATION INCOME TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2004 (unaudited)

Assets:
  Investments in securities:
   Cost - Unaffiliated issuers ..................................................................   $ 554,785,490
   Cost - Sweep Money Fund (Note 7) .............................................................      12,754,960
                                                                                                    =============
   Value - Unaffiliated issuers .................................................................     564,883,586
   Value - Sweep Money Fund (Note 7) ............................................................      12,754,960
  Cash ..........................................................................................       1,157,527
  Receivables:
   Investment securities sold ...................................................................         555,396
   Interest .....................................................................................       5,672,141
                                                                                                    -------------
         Total assets ...........................................................................     585,023,610
                                                                                                    -------------

Liabilities:
  Payables:
   Investment securities purchased ..............................................................       2,429,075
   Affiliates ...................................................................................         329,921
  Distributions to shareholders .................................................................       2,633,409
  Other liabilities .............................................................................         541,828
                                                                                                    -------------
         Total liabilities ......................................................................       5,934,233
                                                                                                    -------------
  Preferred shares at redemption value [$25,000 liquidation per share (7,600 shares outstanding)]     190,000,000
                                                                                                    -------------
           Net assets applicable to common shares ...............................................   $ 389,089,377
                                                                                                    =============

Net assets applicable to common shares consist of:
  Distributions in excess of net investment income ..............................................   $  (4,663,281)
  Net unrealized appreciation (depreciation) ....................................................      10,103,913
  Accumulated net realized gain (loss) ..........................................................       4,892,642
  Capital shares ................................................................................     378,756,103
                                                                                                    -------------
           Net assets applicable to common shares ...............................................   $ 389,089,377
                                                                                                    =============
Net asset value per common share ($389,089,377 / 26,653,938 common shares outstanding) ..........          $14.60
                                                                                                    =============


20 | See notes to financial statements. | Semiannual Report

FRANKLIN TEMPLETON

LIMITED DURATION INCOME TRUST

FINANCIAL STATEMENTS (CONTINUED)

STATEMENT OF OPERATIONS
for the six months ended September 30, 2004 (unaudited)

Investment income:
  Dividends
   Unaffiliated issuers ...................................................................   $    157,500
   Sweep Money Fund (Note 7) ..............................................................         55,841
  Interest ................................................................................     16,375,743
                                                                                              ------------
       Total investment income ............................................................     16,589,084
                                                                                              ------------

Expenses:
  Management fees (Note 4) ................................................................      1,423,971
  Administrative fees (Note 4) ............................................................        578,252
  Transfer agent fees .....................................................................         19,003
  Custodian fees ..........................................................................          4,881
  Reports to shareholders .................................................................         19,867
  Professional fees .......................................................................         23,399
  Trustees' fees and expenses .............................................................         25,355
  Auction agent fees and expenses .........................................................        488,172
  Other ...................................................................................         13,485
                                                                                              ------------
       Total expenses .....................................................................      2,596,385
       Expenses reductions (Note 5) .......................................................           (393)
                                                                                              ------------
         Net expenses .....................................................................      2,595,992
                                                                                              ------------
           Net investment income ..........................................................     13,993,092
                                                                                              ------------

Realized and unrealized gains (losses):
  Net realized gain (loss) from:
   Investments ............................................................................      3,910,113
   Foreign currency transactions ..........................................................        (23,082)
                                                                                              ------------
         Net realized gain (loss) .........................................................      3,887,031
  Net change in unrealized appreciation (depreciation) on:
   Investments ............................................................................     (4,740,525)
   Translation of assets and liabilities denominated in foreign currencies ................            817
                                                                                              ------------
         Net unrealized appreciation (depreciation) .......................................     (4,739,708)
                                                                                              ------------
Net realized and unrealized gain (loss) ...................................................       (852,677)
                                                                                              ------------
Net increase (decrease) in net assets resulting from operations ...........................     13,140,415
Distributions to preferred shareholders from net investment income ........................     (1,375,294)
                                                                                              ------------
Net increase (decrease) in net assets applicable to common shares resulting from operations   $ 11,765,121
                                                                                              ============


                     Semiannual Report | See notes to financial statements. | 21

FRANKLIN TEMPLETON

LIMITED DURATION INCOME TRUST

FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended September 30, 2004 (unaudited) and the period ended March 31, 2004(a)

                                                                                                --------------------------------
                                                                                                SIX MONTHS ENDED    PERIOD ENDED
                                                                                                  SEPTEMBER 30,        MARCH 31,
                                                                                                       2004              2004
                                                                                                --------------------------------
Increase (decrease) in net assets applicable to common shares:
  Operations:
    Net investment income ....................................................................    $  13,993,092    $  13,948,935
    Net realized gain (loss) from investments and foreign currency transactions ..............        3,887,031        2,220,430
    Net change in unrealized appreciation (depreciation) on investments and translation of
      assets and liabilities denominated in foreign currencies ...............................       (4,739,708)      14,843,621
    Distributions to preferred shareholders from net investment income .......................       (1,375,294)        (876,027)
                                                                                                --------------------------------
        Net increase (decrease) in net assets applicable to common shares resulting
          from operations ....................................................................       11,765,121       30,136,959
  Distributions to common shareholders from net investment income ............................      (15,800,453)     (15,768,522)
  Capital share transactions:
    Net proceeds from sale of common stock (Note 2) ..........................................               --      380,472,000
    Common stock offering costs (Note 1 and Note 2) ..........................................               --         (796,800)
    Preferred stock offering costs and underwriting discounts (Note 1 and Note 3) ............               --       (2,311,090)
    Reinvestment of distributions (Note 2) ...................................................               --        1,292,162
                                                                                                --------------------------------
  Total capital share transactions ...........................................................               --      378,656,272
        Net increase (decrease) in net assets ................................................       (4,035,332)     393,024,709
Net assets applicable to common shares:
  Beginning of period ........................................................................      393,124,709          100,000(b)
                                                                                                --------------------------------
  End of period ..............................................................................    $ 389,089,377    $ 393,124,709
                                                                                                ================================
Distributions in excess of net investment income included in net assets:
  End of period ..............................................................................    $  (4,663,281)   $  (1,480,626)
                                                                                                ================================

(a)   For the period August 27, 2003 (commencement of operations) to March 31,
      2004.

(b) On August 19, 2003, the Fund was seeded by Franklin Advisers Inc. with aggregate proceeds of $100,000.


22 | See notes to financial statements. | Semiannual Report

FRANKLIN TEMPLETON

LIMITED DURATION INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Franklin Templeton Limited Duration Income Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, closed-end investment company. The Fund seeks high current income. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange are valued at the last reported sales price. Securities listed or traded on NASDAQ are valued at their official closing price. Debt securities, other over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices by independent pricing services or recognized dealers in such securities. Foreign securities are valued at the close of trading of the foreign exchange or the NYSE, whichever is earlier. If events occur that materially affect the values of securities after the prices or foreign exchange rates are determined, but prior to 4:00 p.m. Eastern time or the close of trading on the NYSE, whichever is earlier, or if market quotations are deemed not readily available or reliable, the securities will be valued at fair value. Investments in open-end mutual funds are valued at the closing net asset value. All security valuation procedures are approved by the Board of Trustees.

The Fund invests in senior secured corporate loans and senior secured debt that meet credit standards established by Franklin Advisers, Inc. The Fund values its securities based on quotations provided by banks, broker/dealers or pricing services experienced in such matters.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.


                                                          Semiannual Report | 23

FRANKLIN TEMPLETON

LIMITED DURATION INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITIES PURCHASED ON A WHEN-ISSUED, DELAYED DELIVERY, OR TBA BASIS

The Fund may purchase securities on a when-issued, delayed delivery, or to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date.

D. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase a mortgage-backed security at a future date. Gains or losses are realized at the time of the sale and the difference between the repurchase price and sale price is recorded as an unrealized gain to the Fund. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

E. SENIOR FLOATING RATE INTERESTS

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR).

F. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

G. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Facility fees are recognized as income over the expected term of the loan. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

H. OFFERING COSTS

Offering costs are charged to paid-in-capital upon the sale of Fund shares.


24 | Semiannual Report

FRANKLIN TEMPLETON

LIMITED DURATION INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

I. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

J. GUARANTEES AND INDEMNIFICATIONS

Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

On August 27, 2003, the Fund completed the initial public offering. On September 25, 2003 and October 14, 2003, the Fund issued additional shares in connection with the exercise of the underwriters' over allotment allocation option.
Shares were issued at $15.00 per share before the underwriters discount of $0.675 per share. The Fund's manager agreed in advance to assume as its own expense all offering and organizational expenses in excess of $.03 per share, excluding the underwriters' discount.

Transactions in the Fund's common shares were as follows:

                        ------------------------------------------------------------------------------------------
                            PERIOD ENDED
                          SEPTEMBER 30, 2004                              YEAR ENDED
                             (UNAUDITED)                                MARCH 31, 2004
                        ------------------------------------------------------------------------------------------
                                                                                    UNDERWRITERS      PROCEEDS TO
                         SHARES       AMOUNT        SHARES            AMOUNT          DISCOUNT          THE FUND
                        ------------------------------------------------------------------------------------------
Initial Public
  Offering .......           --      $    --       24,600,000      $369,000,000      $16,605,000      $352,395,000
Over-Allotment
  Allocation .....           --           --        1,960,000        29,400,000        1,323,000        28,077,000
Shares issued in
  reinvestment
  of distributions           --           --           86,957         1,292,162               --         1,292,162
                        ------------------------------------------------------------------------------------------
Total ............           --      $    --       26,646,957      $399,692,162      $17,928,000      $381,764,162
                        ==========================================================================================

At September 30, 2004, there were 28,290,900 shares authorized (no par value).


                                                          Semiannual Report | 25

FRANKLIN TEMPLETON

LIMITED DURATION INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3. AUCTION RATE PREFERRED SHARES

On November 7, 2003 the Fund issued 2,534 Preferred Shares Series M, 2,533 Preferred Shares Series W and 2,533 Preferred Shares Series F, each with a $25,000 liquidation preference per share totaling $190,000,000. Dividends to preferred shareholders are cumulative and are declared weekly, at rates established through an auction process. In connection with the weekly auctions, the Fund pays an annual fee as well as commissions to the auction agent for its services. During the period ended September 30, 2004, the dividends on Preferred Shares ranged from 1.02% to 1.87%.

The Fund is required to maintain on a weekly basis a specified discounted value of its portfolio in compliance with guidelines established by Fitch Ratings and Moody's Investor Services Inc., and is required to maintain asset coverage for the Preferred Shares of at least 200%.

The Preferred Shares are redeemable by the Fund at any time and are subject to mandatory redemption if the asset coverage or discounted value requirements are not met. During the period ended September 30, 2004, all requirements were met.

4. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of the following entities:

   -----------------------------------------------------------------------------
   ENTITY                                                 AFFILIATION
   -----------------------------------------------------------------------------
   Franklin Advisers Inc. (Advisers)                      Investment manager
   Franklin Templeton Services LLC (FT Services)          Administrative manager

The Fund pays an investment management fee and administrative fee to Advisers and FT Services of .50% and .20%, respectively, per year of the average daily net assets, plus the liquidation value of the preferred shares.

5. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended September 30, 2004, the custodian fees were reduced as noted in the Statement of Operations.


26 | Semiannual Report

FRANKLIN TEMPLETON

LIMITED DURATION INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

6. INCOME TAXES

At September 30, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments ......................      $ 568,999,515
                                                =============
Unrealized appreciation ..................      $  12,430,025
Unrealized depreciation ..................         (3,790,994)
                                                -------------
Net unrealized appreciation (depreciation)      $   8,639,031
                                                =============

At March 31, 2004, the Fund had deferred currency losses occurring subsequent to October 31, 2003 of $7,863. For tax purposes, such losses will be reflected in the year ending March 31, 2005.

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, mortgage dollar rolls, paydown losses, and bond discount and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, mortgage dollar rolls, paydown losses, and bond discount and premiums.

7. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended September 30, 2004 aggregated $162,001,351 and $166,918,997, respectively.

8. INVESTMENTS IN THE FRANKLIN INSTITUTIONAL FIDUCIARY MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

9. CREDIT RISK

The Fund has 67.13% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities may be unsecured and subordinated to other creditors of the issuer.


                                                          Semiannual Report | 27

FRANKLIN TEMPLETON

LIMITED DURATION INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

10. REGULATORY MATTERS

MASSACHUSETTS ADMINISTRATIVE PROCEEDING

On September 20, 2004, Franklin Resources, Inc. (Franklin Resources, Inc. and its subsidiaries are referred to collectively as the "Company") announced that an agreement has been reached by two of its subsidiaries, Franklin Advisers, Inc. ("Franklin Advisers") and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to an administrative complaint filed on February 4, 2004. The administrative complaint addressed one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers reached with the SEC, as described below.

Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers and FTAS have consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts. The consent order has multiple sections, including "Statements of Fact" and "Violations of Massachusetts Securities Laws." The Company admitted the "Statements of Fact." The Company did not admit or deny the "Violations of the Massachusetts Securities Laws." While Franklin Advisers and FTAS did not admit or deny engaging in any wrongdoing, the Company believes that it is in its best interest and the interests of its funds' shareholders to settle this issue now and move forward.

On October 25, 2004, the State of Massachusetts filed an administrative complaint against Franklin Resources, Inc. ("FRI") alleging a violation of the Massachusetts Uniform Securities law (the "Act") in connection with having filed on September 20, 2004, an allegedly false and misleading report on Form 8-K with the SEC. The Massachusetts administrative complaint seeks an order calling for FRI to cease and desist from further violations of the Act and to pay an administrative fine in an amount to be determined.

FRI's SEC filing of September 20, 2004 described the settlement consent order with the State of Massachusetts and reported while "Franklin Advisers and FTAS did not admit or deny engaging in any wrongdoing, the Company believes that it is in the best interest of the Company and its funds' shareholders to settle this issue now and move forward." The October 25, 2004 State of Massachusetts administrative complaint alleges that this description of the settlement consent order was materially false and misleading under Massachusetts law. FRI's management disagrees with the allegation made in this administrative complaint and continues to believe that the description of the terms of the settlement consent order issued by the State of Massachusetts is neither false nor misleading.

U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) SETTLEMENT

On August 2, 2004, the Company announced that an agreement has been reached by Franklin Advisers with the SEC that resolves the issues resulting from the SEC's investigation of market timing activity and the SEC issued an "Order instituting administrative and cease-and-desist


28 | Semiannual Report

FRANKLIN TEMPLETON

LIMITED DURATION INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

10. REGULATORY MATTERS (CONTINUED)

U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) SETTLEMENT (CONTINUED)

proceedings pursuant to sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and sections 9(b) and 9(f) of the Investment Company Act of 1940, making findings and imposing remedial sanctions and a cease-and-desist order" (the "Order"). The SEC's Order concerns the activities of a limited number of third parties that ended in 2000 and those that are the subject of the Massachusetts administrative complaint described above.

Under the terms of the SEC's Order, pursuant to which Franklin Advisers neither admits nor denies any wrongdoing, Franklin Advisers has agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an Independent Distribution Consultant. At this time, it is unclear which funds will receive distributions or which shareholders of any particular fund will receive distributions. The SEC Order also requires Franklin Advisers to, among other things, enhance and periodically review compliance policies and procedures.

OTHER GOVERNMENTAL INVESTIGATIONS

As part of ongoing investigations by the SEC, the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General, the Vermont Department of Banking, Insurance, Securities, and Health Care Administration and the National Association of Securities Dealers, relating to certain practices in the mutual fund industry, including late trading, market timing and payments to securities dealers who sell fund shares, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees have been providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The staff of the SEC has also informed the Company that it is considering recommending a civil action or proceeding against Franklin Advisers and Franklin Templeton Distributors, Inc. ("FTDI") concerning payments to securities dealers who sell fund shares (commonly referred to as "revenue sharing"). The staff of the California Attorney General's Office ("CAGO") also has advised the Company that the California Attorney General is authorized to bring a civil action against the Company and FTDI arising from the same events. Even though the Company currently believes that the charges the SEC staff and CAGO staff are contemplating are unwarranted, it also believes that it is in the best interest of the Company's and funds' shareholders to resolve these issues voluntarily, to the extent the Company can reasonably do so. The Company continues to have discussions towards resolving these governmental investigations.


                                                          Semiannual Report | 29

FRANKLIN TEMPLETON

LIMITED DURATION INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

10. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS

The Fund, in addition to other entities within Franklin Templeton Investments, including certain of its subsidiaries, other funds, and current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Company subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Massachusetts administrative complaint described above. The lawsuits are styled as class actions or derivative actions on behalf of either the named funds or the Company.

Various subsidiaries of the Company have also been named in multiple lawsuits filed in state courts in Illinois alleging breach of duty with respect to valuation of the portfolio securities of certain funds managed by such subsidiaries.

In addition, the Company and certain of its subsidiaries, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees. These lawsuits are styled as class actions and derivative actions brought on behalf of certain funds.

The Company's management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them.

The Company cannot predict with certainty the eventual outcome of the foregoing governmental investigations or class actions or other lawsuits. If the Company finds that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.


30 | Semiannual Report

FRANKLIN TEMPLETON

LIMITED DURATION INCOME TRUST

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at sec.gov and reflect the 12-month period beginning July 1, 2003, and ending June 30, 2004.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

CERTIFICATIONS

The Fund's Chief Executive Officer - Finance and Administration is required by the New York Stock Exchange's Listing Standards to file annually with the Exchange a certification that he is not aware of any violation by the Fund of the Exchange's Corporate Governance Standards applicable to the Fund. The Fund has filed such certification.

In addition, the Fund's Chief Executive Officer - Finance and Administration and Chief Financial Officer and Chief Accounting Officer are required by the rules of the SEC to provide certain certifications with respect to the Fund's Form N-CSR and Form N-CSRS (which include the Fund's annual and semiannual reports to shareholders) that are filed semiannually with the SEC. The Fund has filed such certifications with its Form N-CSR for the fiscal year ended March 31, 2004. Additionally, the Fund expects to file, on or before November 30, 2004, such certifications with its Form N-CSRS for the six months ended September 30, 2004.


                                                          Semiannual Report | 31

                      This page intentionally left blank.

LITERATURE REQUEST

TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International(Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small Cap Growth Fund II(1)
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin Balance Sheet Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund(4)

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund(5)
Franklin's AGE High Income Fund
Franklin Federal Money Fund(5),(6)
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust(3)
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund(5),(7)
Franklin Money Fund(5),(6)
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(5)
Templeton Global Bond Fund

TAX-FREE INCOME(8)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(9)
Tax-Exempt Money Fund(5),(6)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(10)
Colorado
Connecticut
Florida(10)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(9)
Michigan(9)
Minnesota(9)
Missouri
New Jersey
New York(10)
North Carolina
Ohio(9)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance
    Products Trust(11)

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

7. Formerly Franklin Short-Intermediate U.S. Government Securities Fund. Effective 9/1/04, the fund's name changed; its investment goal and strategy remained the same.

8. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

9.    Portfolio of insured municipal securities.

10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

09/04                                          Not part of the semiannual report

       [LOGO](R)
FRANKLIN(R) TEMPLETON(R)              One Franklin Parkway
      INVESTMENTS                     San Mateo, CA 94403-1906

SEMIANNUAL  REPORT

FRANKLIN TEMPLETON
LIMITED DURATION INCOME TRUST

INVESTMENT  MANAGER

Franklin Advisers, Inc.
1-800/DIAL BEN(R)

TRANSFER  AGENT

PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FTF S2004 11/04


      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W.T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. None

      ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 10. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS.

(A) Code of Ethics

(B) (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON LIMITED DURATION INCOME TRUST

By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 29, 2004


By /s/Galen G. Vetter
      Chief Financial Officer
Date    November 29, 2004